Pensions (Details)	12 Months Ended
Dec. 31, 2023
Pensions
Portion of final pensionable salary, considered for pension	1.67%
Maximum number of years of service for pension	40 years
Maximum annual salary inflation	2.00%
Minimum
Pensions
Period during which defined benefit schemes have been closed to new entrants	10 years